UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 11-04-2008
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          163

Form 13F Information Table Value Total:  $   124,686
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 9-30-2008

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD COM                           COMMON     G1150G111     781,090      20555       Full Discretion/Sole   N/A   Sole
AFFILIATED MANAGERS GROUP CM                COMMON     008252108   1,713,587      20683       Full Discretion/Sole   N/A   Sole
AK STL HLDG CORP COM                        COMMON     001547108      15,552        600       Full Discretion/Sole   N/A   Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON     01167P101   2,529,127     206797       Full Discretion/Sole   N/A   Sole
ALTRIA GROUP INC COM                        COMMON     02209S103     986,405      49718       Full Discretion/Sole   N/A   Sole
AMERICA MOVIL S.A.B. DE C.V ADR SERIES L    COMMON     02364W105   1,020,847      22020       Full Discretion/Sole   N/A   Sole
AMERICAN CAPITAL LTD COM                    COMMON     02503Y103     324,615      12725       Full Discretion/Sole   N/A   Sole
AMERICAN ELEC PWR INC COM                   COMMON     025537101      11,109        300       Full Discretion/Sole   N/A   Sole
AMGEN INC COM                               COMMON     031162100      94,832       1600       Full Discretion/Sole   N/A   Sole
ANADARKO PETE CORP COM                      COMMON     032511107      48,510       1000       Full Discretion/Sole   N/A   Sole
ANHEUSER BUSCH COS INC COM                  COMMON     035229103      12,976        200       Full Discretion/Sole   N/A   Sole
APACHE CORP COM                             COMMON     037411105     187,183       1795       Full Discretion/Sole   N/A   Sole
APOLLO INVESTMENTS CORP COM                 COMMON     03761U106     208,010      12200       Full Discretion/Sole   N/A   Sole
APPLE INC COM                               COMMON     037833100   1,990,300      17511       Full Discretion/Sole   N/A   Sole
ARCHER DANIELS MIDLAND CO COM               COMMON     039483102       4,382        200       Full Discretion/Sole   N/A   Sole
BANCFIRST CORP COM                          COMMON     05945F103     265,815       5500       Full Discretion/Sole   N/A   Sole
BARRICK GOLD CORP COM                       COMMON     067901108       1,837         50       Full Discretion/Sole   N/A   Sole
BENIHANA INC - CLASS A COM                  COMMON     082047200         115         25       Full Discretion/Sole   N/A   Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON     084670207     263,700         60       Full Discretion/Sole   N/A   Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON     084670108     130,600          1       Full Discretion/Sole   N/A   Sole
BOEING CO COM                               COMMON     097023105      12,904        225       Full Discretion/Sole   N/A   Sole
BOK FINL CORP CM                            COMMON     05561Q201     172,872       3571       Full Discretion/Sole   N/A   Sole
BP PLC SPONS ADR                            COMMON     055622104      18,061        360       Full Discretion/Sole   N/A   Sole
BPZ RESOURCES INC COM                       COMMON     055639108       2,580        150       Full Discretion/Sole   N/A   Sole
BROOKFIELD ASSET MGMT INC COM               COMMON     112585104      30,870       1125       Full Discretion/Sole   N/A   Sole
BURLINGTON NORTHERN SANTA FE COM            COMMON     12189T104      23,107        250       Full Discretion/Sole   N/A   Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON     13642L100   2,236,918      61435       Full Discretion/Sole   N/A   Sole
CERNER CORP COM                             COMMON     156782104   1,747,656      39150       Full Discretion/Sole   N/A   Sole
CHART INDUSTRIES INC COM                    COMMON     16115Q308   3,206,860     112285       Full Discretion/Sole   N/A   Sole
CHESAPEAKE ENERGY CORP COM                  COMMON     165167107      72,975       2035       Full Discretion/Sole   N/A   Sole
CHEVRON CORP COM                            COMMON     166764100     267,813       3247       Full Discretion/Sole   N/A   Sole
CHICAGO BRIDGE & IRON CO COM                COMMON     167250109       4,618        240       Full Discretion/Sole   N/A   Sole
CHINA MOBILE LTD SP ADR                     COMMON     16941M109      64,102       1280       Full Discretion/Sole   N/A   Sole
CLEAN ENERGY FUELS CORP COM                 COMMON     184499101       2,476        175       Full Discretion/Sole   N/A   Sole
COLGATE PALMOLIVE CO COM                    COMMON     194162103     799,463      10610       Full Discretion/Sole   N/A   Sole
COMPLETE PROD SERV INC COM                  COMMON     20453E109       6,542        325       Full Discretion/Sole   N/A   Sole
CONOCOPHILLIPS CORP COM                     COMMON     20825C104     128,627       1756       Full Discretion/Sole   N/A   Sole
CONTINENTAL RESOURCES INC COM               COMMON     212015101       3,923        100       Full Discretion/Sole   N/A   Sole
CORNING INC CM                              COMMON     219350105     198,628      12700       Full Discretion/Sole   N/A   Sole
COSTCO WHOLESALE CORPORATION COM            COMMON     22160K105     604,498       9310       Full Discretion/Sole   N/A   Sole
CVS CAREMARK CORPORATION COM                COMMON     126650100   1,350,910      40134       Full Discretion/Sole   N/A   Sole
DAKTRONICS INC COM                          COMMON     234264109     135,696       8145       Full Discretion/Sole   N/A   Sole
DANAHER CORP DEL COM                        COMMON     235851102   1,582,528      22803       Full Discretion/Sole   N/A   Sole
DAVITA INC COM                              COMMON     23918K108     203,298       3566       Full Discretion/Sole   N/A   Sole
DELTA AIR LINES INC COM                     COMMON     247361702       4,254        571       Full Discretion/Sole   N/A   Sole
DENBURY RESOURCES INC. CM                   COMMON     247916208      12,757        670       Full Discretion/Sole   N/A   Sole
DOLLAR THRIFTY AUTOMOTIVE GP COM            COMMON     256743105      10,179       5274       Full Discretion/Sole   N/A   Sole
DR PEPPER SNAPPLE GROUP INC COM             COMMON     26138E109     620,956      23450       Full Discretion/Sole   N/A   Sole
DUKE ENERGY HOLDINGS CORP COM               COMMON     26441C105   1,537,849      88230       Full Discretion/Sole   N/A   Sole
E M C CORP MASS COM                         COMMON     268648102     959,192      80200       Full Discretion/Sole   N/A   Sole
EAGLE BULK SHIPPING INC COM                 COMMON     Y2187A101   1,316,354      94430       Full Discretion/Sole   N/A   Sole
EASTMAN CHEMICAL CO COM                     COMMON     277432100     410,472       7455       Full Discretion/Sole   N/A   Sole
EATON CORP COM                              COMMON     278058102      50,562        900       Full Discretion/Sole   N/A   Sole
EMERSON ELEC CO COM                         COMMON     291011104   1,428,425      35019       Full Discretion/Sole   N/A   Sole
ENERGY TRANSFER PARTNERS LP COM             COMMON     29273R109     246,209       6685       Full Discretion/Sole   N/A   Sole
EXXON MOBIL CORPORATION COM                 COMMON     30231G102   1,831,456      23583       Full Discretion/Sole   N/A   Sole
FORDING CANADIAN COAL TRUST                 COMMON     345425102      96,695       1165       Full Discretion/Sole   N/A   Sole
FPL GROUP INC COM                           COMMON     302571104      25,150        500       Full Discretion/Sole   N/A   Sole
FRANKLIN RES INC COM                        COMMON     354613101      11,457        130       Full Discretion/Sole   N/A   Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON     35671D857     695,560      12235       Full Discretion/Sole   N/A   Sole
FRONTLINE LTD COM                           COMMON     G3682E127     314,618       6545       Full Discretion/Sole   N/A   Sole
GOLDMAN SACHS GROUP INC COM                 COMMON     38141G104   1,826,816      14272       Full Discretion/Sole   N/A   Sole
GOOGLE INC CL A                             COMMON     38259P508       6,868         17       Full Discretion/Sole   N/A   Sole
HALLIBURTON CO COM                          COMMON     406216101         810         25       Full Discretion/Sole   N/A   Sole
HEALTH CARE REIT INC COM                    COMMON     42217K106   1,561,768      29340       Full Discretion/Sole   N/A   Sole
HEWLETT PACKARD CO COM                      COMMON     428236103   1,555,190      33633       Full Discretion/Sole   N/A   Sole
HOUSTON ENERGY PARTNERS LP NSA              COMMON     441998101   2,098,181    2098181       Full Discretion/Sole   N/A   Sole
IDEXX LABORATORIES INC COM                  COMMON     45168D104   1,956,744      35707       Full Discretion/Sole   N/A   Sole
INTERCONTINENTAL EXCHANGE COM               COMMON     45865V100   1,435,701      17795       Full Discretion/Sole   N/A   Sole
INTERNATIONAL GAME TECHNOLOGY COM           COMMON     459902102      58,412       3400       Full Discretion/Sole   N/A   Sole
INTL BUSINESS MACHINES COM                  COMMON     459200101      35,088        300       Full Discretion/Sole   N/A   Sole
INTUITIVE SURGICAL INC COM                  COMMON     46120E602     921,026       3822       Full Discretion/Sole   N/A   Sole
IOWA TELECOMMUNICATIONS SERVIC COM          COMMON     462594201      17,933        960       Full Discretion/Sole   N/A   Sole
JOHNSON CTLS INC COM                        COMMON     478366107     850,150      28030       Full Discretion/Sole   N/A   Sole
JP MORGAN CHASE & CO COM                    COMMON     46625H100     851,107      18225       Full Discretion/Sole   N/A   Sole
KRAFT FOODS INC CL A                        COMMON     50075N104       5,338        163       Full Discretion/Sole   N/A   Sole
LLOYDS TSB GROUP PLC SP ADR                 COMMON     539439109      17,316       1035       Full Discretion/Sole   N/A   Sole
LOCKHEED MARTIN COM                         COMMON     539830109   1,061,606       9680       Full Discretion/Sole   N/A   Sole
MAGELLAN MIDSTREAM PARTNERS COM             COMMON     559080106   1,362,744      42060       Full Discretion/Sole   N/A   Sole
MCDONALDS CORP COM                          COMMON     580135101      13,265        215       Full Discretion/Sole   N/A   Sole
MESABI TR ROYALTY SH BEN INT                COMMON     590672101   1,128,879      58340       Full Discretion/Sole   N/A   Sole
METROPCS COMMUNICATIONS INC COM             COMMON     591708102       9,793        700       Full Discretion/Sole   N/A   Sole
MICROSOFT CORP COM                          COMMON     594918104      56,049       2100       Full Discretion/Sole   N/A   Sole
MONSANTO CO COM                             COMMON     61166W101     661,186       6680       Full Discretion/Sole   N/A   Sole
NEW GULF ENERGY LLC NSA                     COMMON     644995102   1,987,421    1987421       Full Discretion/Sole   N/A   Sole
NIKE INC CL B                               COMMON     654106103   1,981,578      29620       Full Discretion/Sole   N/A   Sole
NOBLE CORP COM                              COMMON     G65422100      16,462        375       Full Discretion/Sole   N/A   Sole
NOKIA CORP ADR                              COMMON     654902204      63,596       3410       Full Discretion/Sole   N/A   Sole
NORDIC AMER TANKER SHIPPING ORD             COMMON     G65773106   1,680,906      52430       Full Discretion/Sole   N/A   Sole
NUCOR CORP COM                              COMMON     670346105      65,570       1660       Full Discretion/Sole   N/A   Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON     674599105      96,305       1367       Full Discretion/Sole   N/A   Sole
OGE ENERGY CORP COM                         COMMON     670837103      39,681       1285       Full Discretion/Sole   N/A   Sole
ONEOK INC CM (NEW)                          COMMON     682680103   1,208,816      35140       Full Discretion/Sole   N/A   Sole
ORACLE CORP COM                             COMMON     68389X105   2,180,624     107367       Full Discretion/Sole   N/A   Sole
PACKAGING CORP OF AMERICA COM               COMMON     695156109     977,732      42180       Full Discretion/Sole   N/A   Sole
PATRIOT COAL CORPORATION COM                COMMON     70336T104         581         20       Full Discretion/Sole   N/A   Sole
PEABODY ENERGY CORP COM                     COMMON     704549104       4,500        100       Full Discretion/Sole   N/A   Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON     707885109     212,080       8800       Full Discretion/Sole   N/A   Sole
PEPSICO INC CM                              COMMON     713448108     906,412      12718       Full Discretion/Sole   N/A   Sole
PETROCHINA CO LTD COM                       COMMON     71646E100       8,218         80       Full Discretion/Sole   N/A   Sole
PETROHAWK ENERGY CORP COM                   COMMON     716495106       2,704        125       Full Discretion/Sole   N/A   Sole
PHILIP MORRIS INTL COM                      COMMON     718172109   1,720,200      35763       Full Discretion/Sole   N/A   Sole
PLUM CREEK TIMBER CO INC COM                COMMON     729251108   1,016,147      20380       Full Discretion/Sole   N/A   Sole
PROCTER GAMBLE CO COM                       COMMON     742718109     526,020       7548       Full Discretion/Sole   N/A   Sole
RELIANT ENERGY INC COM                      COMMON     75952B105       7,989       1087       Full Discretion/Sole   N/A   Sole
RESEARCH IN MOTION COMMON- CANADIAN         COMMON     760975102   1,500,892      21975       Full Discretion/Sole   N/A   Sole
ROYAL CARIBBEAN CRUISES LTD COM             COMMON     V7780T103      66,400       3200       Full Discretion/Sole   N/A   Sole
SAN JUAN BASIN ROYALTIES COM                COMMON     798241105   1,357,481      35695       Full Discretion/Sole   N/A   Sole
SANDRIDGE ENERGY INC COM                    COMMON     80007P307      12,740        650       Full Discretion/Sole   N/A   Sole
SCHLUMBERGER LTD COM                        COMMON     806857108      25,770        330       Full Discretion/Sole   N/A   Sole
SEABOARD CORP DEL                           COMMON     811543107     118,158         94       Full Discretion/Sole   N/A   Sole
SENIOR HOUSING PROP TRUST REITS             COMMON     81721M109   1,686,807      70785       Full Discretion/Sole   N/A   Sole
SHIP FINANCE INTERNATIONAL COM              COMMON     G81075106   1,625,150      75378       Full Discretion/Sole   N/A   Sole
SINGAPORE AIRLINES LTD ORD                  COMMON     Y7992P128     181,993      18666       Full Discretion/Sole   N/A   Sole
SONIC CORP COM                              COMMON     835451105       4,371        300       Full Discretion/Sole   N/A   Sole
SOUTHERN CO COM                             COMMON     842587107   1,892,980      50225       Full Discretion/Sole   N/A   Sole
STRYKER CORP COM                            COMMON     863667101   1,491,773      23945       Full Discretion/Sole   N/A   Sole
SUNCOR INC COM                              COMMON     867229106   1,349,407      32022       Full Discretion/Sole   N/A   Sole
SYNTROLEUM CORP COM                         COMMON     871630109       1,253       1150       Full Discretion/Sole   N/A   Sole
TARGET CORP COM                             COMMON     87612E106   2,515,284      51280       Full Discretion/Sole   N/A   Sole
THE BLACKSTONE GROUP LP COM                 COMMON     09253U108     745,754      48615       Full Discretion/Sole   N/A   Sole
THE ENDOWMENT DOMESTIC QP FUND LP NSA       COMMON     292645991   5,986,123    5986123       Full Discretion/Sole   N/A   Sole
THE ENDOWMENT REGISTERED FUND LP            COMMON     29299H101   3,000,753    3000753       Full Discretion/Sole   N/A   Sole
TRANSOCEAN ORD                              COMMON     G90073100     817,100       7439       Full Discretion/Sole   N/A   Sole
UDR INC COM                                 COMMON     902653104       7,845        300       Full Discretion/Sole   N/A   Sole
UNILEVER N V NY SHARES                      COMMON     904784709   1,179,453      41884       Full Discretion/Sole   N/A   Sole
UNIT CORP COM                               COMMON     909218109   1,068,639      21450       Full Discretion/Sole   N/A   Sole
UNITED TECH CORP COM                        COMMON     913017109   1,927,265      32089       Full Discretion/Sole   N/A   Sole
VALERO ENERGY NEW COM                       COMMON     91913Y100   1,325,110      43733       Full Discretion/Sole   N/A   Sole
WALGREEN CO COM                             COMMON     931422109       6,285        203       Full Discretion/Sole   N/A   Sole
WAL-MART STORES COM                         COMMON     931142103     359,340       6000       Full Discretion/Sole   N/A   Sole
WALT DISNEY CO COM                          COMMON     254687106      18,414        600       Full Discretion/Sole   N/A   Sole
WELLS REAL ESTATE FUNDS REAL ESTATE INVEST  COMMON     999991102      54,660       5466       Full Discretion/Sole   N/A   Sole
WESTPORT INNOVATIONS INC COM                COMMON     960908309     669,752      73277       Full Discretion/Sole   N/A   Sole
WILLIAMS COS INC COM                        COMMON     969457100     765,196      32355       Full Discretion/Sole   N/A   Sole
ZIMMER HOLDINGS INC COM                     COMMON     98956P102      22,596        350       Full Discretion/Sole   N/A   Sole
AMEX SPDR ENERGY SELECT INDEX               ETF        81369Y506       1,582         25       Full Discretion/Sole   N/A   Sole
DIAMONDS TRUST SERIES I COM                 ETF        252787106   1,029,203       9498       Full Discretion/Sole   N/A   Sole
ISHARES COMEX GOLD TRUST COM                ETF        464285105      19,487        228       Full Discretion/Sole   N/A   Sole
ISHARES DJ US REAL ESTATE                   ETF        464287739   5,452,219      88010       Full Discretion/Sole   N/A   Sole
ISHARES IBOXX & INVTOP INVES FD             ETF        464287242      21,370        238       Full Discretion/Sole   N/A   Sole
ISHARES LEHMAN 1-3 YR TRS BD                ETF        464287457       7,103         85       Full Discretion/Sole   N/A   Sole
ISHARES LEHMAN AGG BOND FUND                ETF        464287226   4,092,274      41508       Full Discretion/Sole   N/A   Sole
ISHARES MIDCAP 400 IDX FD                   ETF        464287507     601,890       8318       Full Discretion/Sole   N/A   Sole
ISHARES MSCI EAFE INDEX FUND                ETF        464287465   8,739,562     155232       Full Discretion/Sole   N/A   Sole
ISHARES MSCI EMERGING MKTS                  ETF        464287234   4,197,819     122851       Full Discretion/Sole   N/A   Sole
ISHARES RUSSELL 2000 IDX FUND               ETF        464287655      29,920        440       Full Discretion/Sole   N/A   Sole
ISHARES RUSSELL 2000 VAL IND FUND           ETF        464287630      10,086        150       Full Discretion/Sole   N/A   Sole
ISHARES S&P 500 INDEX                       ETF        464287200       9,346         80       Full Discretion/Sole   N/A   Sole
ISHARES S&P 500 VALUE INDEX FUND            ETF        464287408      29,925        500       Full Discretion/Sole   N/A   Sole
ISHARES S&P MDCP 400 VALUE FD               ETF        464287705      73,852       1075       Full Discretion/Sole   N/A   Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF        464287606       8,248        110       Full Discretion/Sole   N/A   Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF        464287374      43,164       1200       Full Discretion/Sole   N/A   Sole
ISHARES S&P SMALL CAP 600 INDEX FUND        ETF        464287804      26,779        450       Full Discretion/Sole   N/A   Sole
POWERSHARES QQQ                             ETF        73935A104       3,891        100       Full Discretion/Sole   N/A   Sole
SPDR TR UNIT SER 1                          ETF        78462F103     195,907       1689       Full Discretion/Sole   N/A   Sole
VANGUARD REIT ETF INDEX                     ETF        922908553       3,344         55       Full Discretion/Sole   N/A   Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BOND FUNDS 670682103   2,201,250     176100       Full Discretion/Sole   N/A   Sole
AMERIGAS PARTNERS-LP COM                    LP         030975106      45,341       1490       Full Discretion/Sole   N/A   Sole
ISHARES GSCI COMMODITY INDEXED TRUST        LP         46428R107       6,994        130       Full Discretion/Sole   N/A   Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP         494550106     322,430       6197       Full Discretion/Sole   N/A   Sole
SUBURBAN PROPANE PARTNERS LP COM            LP         864482104       5,876        175       Full Discretion/Sole   N/A   Sole
TERRA NITROGEN CO LP COM UNITS              LP         881005201     486,086       4425       Full Discretion/Sole   N/A   Sole
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